SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Consolidated Entity that are regularly presented to and reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance. The Consolidated Entity operates in one segment, being exploration and development of minerals and metals in the U.S.
(a)    Reconciliation of non-current assets by geographical location

	2026	2025
	US$	US$
United States of America	61,223,170	45,719,988
	61,223,170	45,719,988